RELATED PARTY DISCLOSURES (Tables)	12 Months Ended
Dec. 31, 2020
RELATED PARTY DISCLOSURES
Summary of significant related party transactions

($ millions)	2020	2019

Sales(1)	458	676

Purchases	130	215

Accounts receivable	26	38

Accounts payable and accrued liabilities	16	19

(1)	Includes sales to Parachem Chemicals Inc. of $173 million (2019 – $269 million).

Schedule of compensation of Key Management Personnel
($ millions)	2020	2019

Salaries and other short-term benefits	9	14

Pension and other post-retirement benefits	3	3

Share-based compensation	(9)	47

	3	64